Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Feb. 23, 2023	Nov. 29, 2022	Nov. 14, 2022	Aug. 29, 2022	Aug. 12, 2022	May 31, 2022	May 16, 2022	Mar. 22, 2022	Mar. 07, 2022	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares (in USD per share)			$ 0.25		$ 0.25		$ 0.25		$ 0.25
Total dividend amount		$ 6,480		$ 6,484		$ 6,500		$ 6,467		$ 25,931
Regular dividend declared
Disclosure of non-adjusting events after reporting period [line items]
Regular dividends declared (in USD per share)	$ 0.25